Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,745,000.00
Previously Paid Amount	0.00
Total Fee Amount	240.98
Total Offset Amount	0.00
Net Fee	240.98
Narrative - Max Aggregate Offering Price	$ 1,745,000.00
Final Prospectus	true